WWW TRUST
WWW INTERNET FUND


ANNUAL REPORT
JUNE 30, 1998

INVESTING IN THE FASTEST GROWING SEGMENT OF TECHNOLOGY

July 14, 1998



FELLOW
SHAREHOLDERS


The WWW INTERNET FUND completed its second fiscal year of operations on June 30, 1998 with a 15.96% return. Compared to Science and Technology funds this placed us in the top quartile of all similar funds over the same period according to Lipper Analytical Services. In keeping with our investment discipline to seek growth and value, we continued to take profits in stocks of companies that exceeded reasonable valuation benchmarks and re-deployed the proceeds in companies that offer greater value to shareholders. Recent additions to the portfolio include EGGHEAD.COM, INC., 800 TRAVEL SYSTEMS, INC., USWEB CORPORATION, VERIO, INC., TELIGENT, INC. AND VERISIGN, INC.

This "Sell Discipline" of taking profits in Internet company stocks that have exceeded next year's price expectations diminished the Fund's performance compared to Internet Indices, but we believe it remains a prudent strategy given the speculative levels of many Adolescent Internet issues. Exuberant interest causes speculation and stock price swings to excessive highs and lows. Moreover, it is important to remember that the Internet is an entirely new industry in the embryonic stage of its development. Our efforts are focused on monitoring actual company progress and staying abreast of emerging trends developing in the Internet industry. For the patient investor seeking growth through capital appreciation, prospects for superior investment returns versus the broad market are excellent over the long term.

Looking forward in the near term we believe the market is under pressure due to problems in Asia. We caution shareholders to expect greater price swings until later this year when solutions to these problems stabilize the markets. Meanwhile shareholders may want to start a Systematic Investment Plan (SIP) to add money each month in order to dollar cost average into the Fund. Alternatively you may want to simply add money on drops that occur in the market.

The WWW INTERNET FUND'S NET NICHE(TM) strategy of investing in a mix of Mature, Midlife and Adolescent Internet companies allows us to diversify among the Internet market segments in order to seek high growth with greater safety. In the third quarter we should receive our trading symbol for listing on the NASDAQ. Next year after our three year anniversary the reporting services of Morningstar and Lipper should follow us on a regular basis. We look forward to these milestone benchmarks and will notify all shareholders as they occur.

Thank you for your continued support.

Sincerely,


/s/
Lawrence York
CHAIRMAN, PRESIDENT AND
SENIOR PORTFOLIO MANAGER

WWW INTERNET FUND PERFORMANCE

GROWTH OF A $10,000 INVESTMENT
AUGUST 1, 1996 TO JUNE 30, 1998



[GRAPH DEPICTED HERE]
GRAPH SHOWS THE COMPARISON OF A $10,000 INVESTMENT FROM AUGUST 1, 1996 TO JUNE 30, 1998 BETWEEN WWW INTERNET FUND AND THE BENCHMARKS, S&P 500 INDEX AND INTERACTIVE WK INTERNET.

            WWW              S&P 500             INTERACTIVE WK INTERNET
MONTH     $AMOUNT            $ AMOUNT                 $ AMOUNT
-----     -------            --------                 --------

AUG-96   $10,110             $10,188                   10,465
SEP-96    11,110              10,740                   11,979
OCT-96    10,700              11,020                   11,405
NOV-96    11,740              11,829                   12,508
DEC-96    11,299              11,575                   11,499
JAN-97    11,859              12,285                   12,243
FEB-97    10,474              12,358                   10,094
MAR-97     9,608              11,831                    9,242
APR-97     9,821              12,522                    9,293
MAY-97    11,421              13,255                   11,638
JUN-97    11,196              13,831                   11,231
JUL-97    12,735              14,912                   13,315
AUG-97    12,735              14,055                   12,921
SEP-97    12,969              14,802                   13,606
OCT-97    12,154              14,292                   12,705
NOV-97    12,093              14,929                   12,455
DEC-97    11,347              15,164                   12,261
JAN-98    11,869              15,318                   12,992
FEB-98    12,936              16,397                   14,334
MAR-98    13,268              17,216                   14,659
APR-98    13,517              17,372                   15,348
MAY-98    12,509              17,045                   14,957
JUN-98    12,983              17,717                   18,053


PERFORMANCE REFLECTS REINVESTMENT OF CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE DOES NOT INCLUDE 1% FIRST YEAR REDEMPTION FEE. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FINANCIAL STATEMENTS


WWW TRUST
WWW INTERNET FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998
                                                        NUMBER      MARKET
                                                       OF SHARES    VALUE
                                                       ---------    -----
COMMON STOCKS - 100%

BROADCAST & INFORMATION RESOURCES - 11.36%
ACTV Inc.** .........................................   30,000   $ 59,062
Alliance Communications Corporation Cl B ** .........    4,000     69,000
CBS Corporation .....................................    3,000     95,250
USA Networks Inc.** .................................    3,000     75,375
                                                                  298,687

COMMUNICATION & TELECOM SERVICES / EQUIPMENT - 17.02%
Andrew Corporation** ................................    3,000     54,187
Cincinnati Bell Inc. ................................    2,000     57,250
GTE Corporation .....................................      700     38,938
General Instrument Corporation** ....................    2,000     54,375
Glenayre Technologies Inc.** ........................    2,000     21,500
Qualcomm Inc.** .....................................    2,000    112,375
Teligent Inc. Cl A ** ...............................    2,000     58,875
Verio Inc.** ........................................    2,000     49,750
                                                                  447,250

COMPUTERS & COMPUTER PERIPHERAL - 8.40%
Compaq Computer Corporation .........................    4,000    113,500
International Business Machines Corporation .........      800     91,850
Tech Squared Inc.** .................................    5,000     15,469
                                                                  220,819

COMPUTER SOFTWARE / INTERNET TOOLS - 12.59%
Alpha Microsystems** ................................   10,000     25,625
Alydaar Software Corporation** ......................    2,000     25,375
Edify Corporation** .................................    3,500     35,438
Hummingbird Communications Ltd** ....................    1,000     26,750
INSO Corporation** ..................................    3,000     41,062
Novell Inc.** .......................................    3,000     38,250
Peoplesoft Inc.** ...................................    1,000     47,000
Spyglass Inc.** .....................................    8,000     91,500
                                                                  331,000


                                       4





WWW TRUST
WWW INTERNET FUND
STATEMENT OF NET ASSETS (continued)
JUNE 30, 1998

                                                        NUMBER      MARKET
                                                       OF SHARES    VALUE
                                                       ---------    -----

DATA COMMUNICATION / NETWORKING EQUIPMENT - 13.55%
3Com Corporation** ..................................    2,500    $76,719
Adaptec Inc.** ......................................    2,000     28,625
Ascend Communication Inc.** .........................    3,200    158,600
Cisco Systems Inc.** ................................    1,000     92,063
                                                                  356,007

ELECTRONIC COMMERCE - 16.53%
800 Travel Systems Inc.** ...........................    5,000     32,500
Checkfree Holdings Corporation** ....................    4,000    117,750
Data Broadcasting Corporation** .....................    7,000     44,625
First Data Corporation ..............................      800     26,650
Harbinger Corporation** .............................    2,025     48,979
National Data Corporation ...........................    1,000     43,750
Reynolds & Reynolds Co. Cl A ........................    4,000     72,750
USWEB Corporation** .................................    2,000     47,375
                                                                  434,379

FIREWALL & INTERNET / NETWORK SECURITY - 4.81%
Axent Technologies Inc.** ...........................    1,200     36,750
Check Point Software Technologies Ltd** .............      800     26,200
Security Dynamics Technologies Inc.** ...............      800     14,800
Verisign Inc.** .....................................    1,300     48,588
                                                                  126,338

ON-LINE RETAILING - 4.93%
Cendant Corporation .................................    2,000     41,750
E Trade Group Inc. ** ...............................    2,000     45,875
Egghead.Com Inc. ** .................................    5,000     42,187
                                                                  129,812

SEMICONDUCTORS & EQUIPMENT MAKERS - 10.81%
Altera Corporation ..................................    2,000     59,125
C-Cube Microsystems Inc. ** .........................    2,500     46,406
Motorola Inc. .......................................    2,000    105,125
S3 Inc. ** ..........................................    3,000     15,188
Texas Instruments Inc. ..............................    1,000     58,312
                                                                  284,156
                                                                  -------




                                       5




                                                      NUMBER      MARKET
                                                     OF SHARES    VALUE
                                                     ---------    -----


TOTAL COMMON STOCK (Cost $2,569,422)  ...............         $ 2,628,448
MUTUAL FUNDS - 3.42%
Star Bank Treasury Fund  (Cost $89,856) .............   89,856     89,856
                                                              -----------

TOTAL MARKET VALUE OF SECURITIES
  OWNED - 103.42%  (Cost $2,659,278)  ...............           2,718,304
LIABILITIES IN EXCESS OF  OTHER ASSETS  - (3.42%) ...             (89,979)
                                                              -----------

NET ASSETS - 100%
  ($10.95 PER SHARE, BASED ON 240,014
     SHARES OUTSTANDING)  ...........................         $ 2,628,325
                                                              ===========


COMPONENTS OF NET ASSETS
Paid in capital......................................         $ 2,458,129

Accumulated undistributed income (loss):
     Net realized gain from security transactions ...             111,170
     Net unrealized appreciation of investments                    59,026
                                                              -----------

NET ASSETS  ..................................................$ 2,628,325
                                                              ===========



**  NON-INCOME  PRODUCING SECURITY FOR THE YEAR ENDED JUNE 30, 1998

                             See accompanying notes


WWW TRUST
WWW INTERNET FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998

INVESTMENT INCOME:
Dividends ...........................................   $   6,178
Interest ............................................       8,834
                                                          -------
TOTAL INVESTMENT INCOME .............................              $  15,012

OPERATING EXPENSES:
Investment advisory fees ............................      14,396
Administrative fees .................................      35,328
Distributor fees ....................................      12,228
Directors fees ......................................       8,000
Amortization of organization
    expenses ........................................      13,199
Website .............................................      10,026
Registration fees ...................................       6,603
Transfer agent fees .................................       1,200
Accounting fees .....................................       5,100
Custodian fees ......................................       6,928
Errors & Omissions insurance ........................       1,136
Legal fees ..........................................       4,239
Printing fees .......................................       5,796
Miscellaneous .......................................         317
                                                          -------
    Total  operating expenses .......................     124,496
    Less reimbursed expenses ........................     (63,310)
                                                          -------
NET OPERATING EXPENSES ..........................................     61,186
                                                                     -------

NET INVESTMENT LOSS .............................................    (46,174)

NET REALIZED AND UNREALIZED GAINS
           (LOSSES) ON INVESTMENTS:
Net realized gain (loss) from investment transactions............    224,862
Net unrealized appreciation of investments ......................    191,091
                                                                     -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
           ON INVESTMENTS .......................................    415,953
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING
           FROM OPERATIONS ......................................  $ 369,779
                                                                     =======



                             See accompanying notes


WWW TRUST
WWW INTERNET FUND
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED JUNE 30, 1998 AND
     PERIOD FROM INCEPTION (AUGUST 1, 1996) THROUGH JUNE 30, 1997


                                                    1998            1997
                                                   ------        ---------

OPERATIONS:
Net investment loss ..........................   $   (46,174)   $   (21,827)
Net realized gain from investment transactions       224,862        289,508
Net unrealized appreciation (depreciation)
     of investments ..........................       191,091       (132,065)
                                                 -----------    -----------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .........................       369,779        135,616

DISTRIBUTION TO SHAREHOLDERS:
Realized gain ................................      (306,145)       (29,054)

FUND SHARE TRANSACTIONS:
Proceeds from shares sold ....................     1,490,785      1,770,779
Net asset value of
  shares issued in reinvestment of dividends .       303,629          7,433
Payment for shares redeemed
  (net of redemption fees) ...................    (1,161,085)       (53,412)
                                                 -----------    -----------
NET CAPITAL SHARE TRANSACTIONS ...............       633,329      1,724,800
                                                 -----------    -----------

NET INCREASE IN NET ASSETS ...................       696,963      1,831,362

NET ASSETS:
Beginning of period ..........................     1,931,362        100,000
                                                 -----------    -----------
End of period ................................   $ 2,628,325    $ 1,931,362
                                                 ===========    ===========



                             See accompanying notes

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

1.  ORGANIZATION

The WWW Trust (WWW Internet Fund), (the Fund) was organized as an Ohio business trust, on April 23, 1996, and commenced operations on August 1, 1996. The Trust is registered under the Investment Company ACT of 1940, as amended, as a diversified, open end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $.001 per share. The Trust was formed to achieve the investment objective of long term growth through capital appreciation by investing primarily in equity securities of companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATIONS - Portfolio securities, including covered call options if written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.

FEDERAL INCOME TAXES - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

ORGANIZATION EXPENSES - During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $65,993. The fund has elected to defer these expenses and amortize them on a straight-line basis over a 60 month period beginning with the Funds' commencement of operations. Amortization expense amounted to $13,199 for the year ended June 30, 1998.

INVESTMENTS - The fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

3. INVESTMENT ADVISORY AGREEMENT

The Board of Trustees provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.

Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the manager (the "Total Management Fee") by up to .50% per year of the value of the Fund's average daily net assets.

All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent it is specifically assumed by the manager. The expenses to be borne by the Fund will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan and any extraordinary expenses.

The Manager has undertaken, until such time as it gives investors 60 days' notice to the contrary, to waive its Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year, including amortization of organizational expenses and amounts paid by the Fund exceed 2.50% of average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

3. INVESTMENT ADVISORY AGREEMENT (continued)

Manager under the Management Agreement for such fiscal year. For the year ended June 30, 1998, the manager has reimbursed all expenses in excess of 2.50%. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

4.  DISTRIBUTION AGREEMENT

Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), the Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of .50% of the average daily net assets of the Fund. Such fee will be used in its entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Manager under the Plan. For the year ended June 30, 1998, the amount paid or accrued for such expenses was $12,228.


5.  CAPITAL SHARE TRANSACTIONS

As of June 30, 1998 there was an unlimited number of $.001 par value shares of capital shares authorized for the Fund.

Transactions in capital shares were as follows:



                                                           For the period
                                                           August 1, 1996
                                                          (Commencement of
                                   FOR THE YEAR         Operations) through
                                ENDED JUNE 30, 1998        June 30, 1997
                                -------------------        -------------

                                SHARES       AMOUNT       SHARES        AMOUNT
                                ------       ------       ------        ------

Shares sold ...............    132,448    $ 1,490,785     170,067    $ 1,770,779
Shares issued by
  reinvestment of dividends     32,578        303,629         667          7,433
Shares redeemed ...........   (100,817)    (1,161,085)     (4,928)       (53,412)
                              --------    -----------    --------    -----------

Net increase ..............     64,209    $   633,329     165,806    $ 1,724,800
                              ========    ===========    ========    ===========

6.  INVESTMENTS

For the year ended June 30, 1998, purchases and sales of investment securities, other than short-term investments, aggregated $2,189,146 and $1,587,825 respectively. The gross unrealized appreciation for all securities totaled $344,786 and the gross unrealized depreciation for all securities totaled $285,760 for a net unrealized appreciation of $174,601. The aggregate cost of securities for federal income tax purposes at June 30, 1998 was $2,659,278.

7.  RELATED PARTY TRANSACTIONS

Certain owners of WWW Advisors, Inc. are also Owners and/or Trustees of the Fund. These individuals may receive benefits from any Management fee paid to the Advisor.

8.  RECLASSIFICATION OF CAPITAL ACCOUNT

The Fund has adopted Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. As a result of this statement, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, undistributed net investment loss has been adjusted to Accumulated Undistributed Net Realized Gain as of June 30, 1998 in the following amounts. These restatements did not affect net investment income, net realized gain (loss) or net assets for the year ended June 30, 1998.



      Undistributed net realized gain         $ (46,174)
      Undistributed net investment loss          46,174

WWW TRUST
WWW INTERNET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

9.  DISTRIBUTIONS

For the year ended June 30, 1998, distributions of $1.53 aggregating $306,145 were made from short term capital gains.

10.  FINANCIAL HIGHLIGHTS



                                                                           For the period
                                                                            August 1, 1996
                                                                            (Commencement of
                                                         FOR THE YEAR     Operations) through
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD:   ENDED JUNE 30, 1998   June 30, 1997
                                                      -------------------   -------------

NET ASSET VALUE,  BEGINNING OF PERIOD ..             $      10.99        $      10.00
Income (loss) from investment operations
  Net investment loss ..................                    (0.21)              (0.16)
  Net realized and unrealized gains from
    security transactions ..............                     1.70                1.36
                                                      -----------         -----------
           Total .......................                     1.49                1.20
                                                      -----------         -----------
Less distributions from realized gains
  from security transactions ...........                    (1.53)              (0.21)
                                                      -----------         -----------
NET ASSET VALUE, END OF PERIOD .........              $     10.95        $      10.99
                                                      ===========         ===========
TOTAL RETURN** .........................                    15.96%              13.08%*
                                                      ===========         ===========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .              $     2,628        $      1,472
  Ratio of expenses to average
     net assets before reimbursement ...                     5.10%               7.23%*
  Ratio of expenses to average
     net assets after reimbursement ....                     2.50%               2.50%*
  Ratio of net investment income
     (loss) to average net assets ......                    (4.47%)            (1.62%)*
  Ratio of net investment income
     (loss) to average net assets,
       net of reimbursement ............                    (1.89%)            (0.62%)*
  Portfolio turnover rate ..............                    70.52%            109.52%*
  Average commission rate paid .........              $    0.0173        $     0.0676



*  ANNUALIZED
** BASED ON NET ASSET VALUE PER SHARE

INDEPENDENT AUDITORS REPORT



To the Shareholders and
Board of Trustees
WWW Trust

We have audited the accompanying statement of net assets of the WWW Trust comprising the WWW Internet Fund, including the schedule of portfolio investments, as of June 30, 1998, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the period from inception (August 1, 1996) through June 30, 1997, were audited by other auditors whose report dated July 22, 1997, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1998 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WWW Trust as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

Berge & Company, LTD
Cincinnati, Ohio
July 16, 1998

                                    WWW Trust

                                WWW Internet Fund





                            INVESTMENT MANAGER & FUND
                                   DISTRIBUTOR
                               WWW Advisors, Inc.
                                  Lexington, KY

                             SHAREHOLDER SERVICING,
                     DIVIDEND DISBURSING AND TRANSFER AGENT
                          American Data Services, Inc.
                                  Hauppauge, NY

                         PORTFOLIO SECURITIES CUSTODIAN
                                 Star Bank, N.A.
                                 Cincinnati, OH

                                 GENERAL COUNSEL
                 Benesch, Friedlander, Coplan & Aronoff, P.L.L.
                                  Cleveland, OH

                              SHAREHOLDER SERVICES
                                 (888) 999-8331

                             SECURITIES DEALERS AND
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